Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash (used in) provided by operations:
Net income (loss) for the year after taxes	$ 62,405,727	$ (28,532,195)
Adjustments to reconcile net (loss) income to cash (used in) operating activities:
Share-based payments	13,210,103	19,249,685
Impairment loss	2,077,585	3,622,456
Interest expense		2,824,092
Depreciation - equipment	1,666	5,990
Amortization - right-of-use asset	207,328
Amortization - Intangible asset	1,331,581	1,543,995
Realized loss on investments, net	419,093	(112,984)
Unrealized gain on investments, net	16,501,202	(7,908,831)
Realized and net change in unrealized (loss) gain on digital assets	233,989,493	(252,040,373)
Realized and net change in unrealized gain (loss) on ETP payables	(350,965,104)	352,528,754
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	51,007,843	(108,915,688)
Staking and lending income	(13,072,141)	(13,014,797)
Management fee revenue	(9,696,992)	(6,443,983)
Non-cash trading fees	1,532,613	2,241,389
Share issuance costs expensed	4,695,578
Change in fair value of warrant liability	(39,595,879)
Lease interest expense	92,080
Gain on deconsolidation	(583,966)
Loss on investment in associate	75,506
Unrealized loss on foreign exchange	(638,524)	2,970,646
Total adjustments to reconcile net (loss) income	(27,005,208)	(31,981,844)
Adjustment for:
Purchase of digital assets	(273,427,760)	(401,118,676)
Disposal of digital assets	87,878,518	514,217,138
Purchase of equity investments		(173,814,795)
Disposal of equity investments	71,685,819
Purchase of investments	(5,795,583)	(993,141)
Disposal of investments		553,025
Treasury shares	3,000,000	(3,197,533)
Change in client cash deposit	5,050,093	803,102
Change in prepaid expenses and deposits	(7,858,323)	(615,403)
Change in accounts payable and accrued liabilities	4,102,381	(3,416,856)
Change in trading liabilities	9,013,265	4,939,553
Change in deferred revenue		(257,868)
Net cash (used in) operating activities	(133,356,798)	(94,883,298)
Investing activities
Net cash (paid for) received from acquisition of subsidiaries	(558,718)	10,413,228
Equipment purchases	(1,563)
Net cash (used in) provided by investing activities	(560,281)	10,413,228
Financing activities
Proceeds from ETP holders	724,966,299	707,144,638
Payments to ETP holders	(614,811,860)	(582,563,761)
Loan proceeds	2,742,229
Loan repaid	(2,502,103)	(30,945,732)
Proceeds from investments	358,992
Proceeds from option exercises	8,303,445	708,204
Proceeds from exercise of warrants	529,347	3,753,648
NCIB	(2,769,629)	(3,166,609)
Proceeds from private placement	100,000,001
Share issuance costs	(8,888,366)
Lease payments	(198,774)
Net cash provided by financing activities	207,729,581	94,930,388
Effect of exchange rate changes on cash and cash equivalents	1,490,063	384,951
Change in cash and cash equivalents	75,302,565	10,845,269
Cash, beginning of year	15,931,525	5,086,256
Cash and cash equivalents, end of year	$ 91,234,090	$ 15,931,525